SUBSEQUENT EVENT (Details Narrative) - USD ($)		1 Months Ended
	Jun. 14, 2022	Apr. 18, 2023	Mar. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Share Price			$ 0.05	$ 0.0249
Convertible Note Payable [Member] | Leonite Capital [Member]
Subsequent Event [Line Items]
Number of shares converted	20,408,015
Subsequent Event [Member] | Convertible Note Payable [Member] | Leonite Capital [Member]
Subsequent Event [Line Items]
Principal amount converted		$ 139,901
Interest converted		$ 10,198
Share Price		$ 0.01
Number of shares converted		15,000,000